SCHEDULE OF FINANCE INCOME / (FINANCE COSTS) (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Finance Income
Interest income	$ 36,256	$ 62,394	$ 22,525
Total finance income	36,256	62,394	22,525
Leased interest	(15,215)	(16,338)	(37,375)
Interest paid			(34,705)
Total finance costs	$ (15,215)	$ (16,338)	$ (72,080)